Note 6 - Servicing (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Servicing Assets at Fair Value [Table Text Block]
	(in thousands)
	2021	2020	2019
Fair value at beginning of year	$1,132	$1,061	$1,313
Capitalized servicing rights – new loan sales	628	690	192
Disposals (amortization based on loan payments and payoffs)	(187)	(326)	(186)
Change in fair value	295	(293)	(258)
Fair value at end of year	$1,868	$1,132	$1,061